Note 4 - Loans - Summary of Nonaccrual Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recorded investment, nonaccrual	$ 976	$ 320
Loans and leases past due over 90 days still accruing	58	0
Troubled debt restructurings	761	920
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, nonaccrual	156	184
Loans and leases past due over 90 days still accruing	58	0
Troubled debt restructurings	122	139
Commercial Real Estate Portfolio Segment [Member]
Recorded investment, nonaccrual	353	136
Loans and leases past due over 90 days still accruing	0	0
Troubled debt restructurings	7	14
Agricultural Real Estate [Member]
Recorded investment, nonaccrual	0	0
Loans and leases past due over 90 days still accruing	0	0
Troubled debt restructurings	0	0
Commercial Portfolio Segment [Member]
Recorded investment, nonaccrual	467	0
Loans and leases past due over 90 days still accruing	0	0
Troubled debt restructurings	632	767
Agriculture [Member]
Recorded investment, nonaccrual	0	0
Loans and leases past due over 90 days still accruing	0	0
Troubled debt restructurings	0	0
Consumer Portfolio Segment [Member]
Recorded investment, nonaccrual	0	0
Loans and leases past due over 90 days still accruing
Troubled debt restructurings